REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Micromidas, Inc.
REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT

NOTE 13 – REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT

The Company is authorized to issue two classes of stock, which are designated as common and preferred stock. There are three types of redeemable convertible preferred stock – Series A, Series B, and Series C.

Common stock

The Company has reserved shares of common stock for future issuances as follows:

	March 31, 2021	December 31, 2020
Series A preferred stock	$13,204,284	$13,204,284
Series B preferred stock	6,275,704	6,275,704
Series C preferred stock	1,590,675	1,590,675
Series A preferred stock warrants	2,257,053	2,257,053
Series B preferred stock warrants	367,339	367,339
Options outstanding	3,829,351	3,885,113

	$27,524,406	$27,580,168

Dividends – Holders of Series A, Series B, and Series C preferred stock are entitled to receive cumulative dividends prior and in preference to any declaration or payment of any dividend on the common stock at the rate of $0.2179, $0.5989, and $1.1819 per share per annum on each outstanding share of Series A, Series B, and Series C preferred stock, respectively. At March 31, 2021, the cumulative dividends for Series A, Series B, and Series C preferred stock were approximately $21,059,796 $16,075,467 and $4,856,715, respectively. At December 31, 2020, the cumulative dividends for Series A, Series B, and Series C preferred stock were approximately $20,521,000, $15,381,000, and $4,538,000, respectively.

After payment of the full amount of any dividends to holders of Series A, Series B, and Series C preferred stock, any additional dividends are distributed among all holders of common stock and Series A, Series B, Series C preferred stock in proportion to the number of shares of common stock that would be held by each such holder if all shares of such series of Series A, Series B, and Series C preferred stock were converted to common stock at the then effective conversion rate for such series of preferred stock.

Liquidation rights – Holders of Series A, Series B, and Series C preferred stock are entitled to a liquidation preference for each share of stock held by them, of one times the original issue price of $2.7233, $7.4860, and $14.7736 per share, respectively, plus unpaid cumulative dividends thereon. Holders of Series A, Series B, and Series C preferred stock will share distributions ratably in proportion to their full preferential amount.

After the payment to the holders of Series A, Series B, and Series C preferred stock of the full amounts specified, the entire remaining assets of the Company legally available for distribution are distributed to the holders of the common stock.

Conversion rights – Each share of Series A, Series B, and Series C preferred stock is convertible, at the option of the holder, at any time into such number of fully paid and nonassessable shares of common stock as is determined by dividing the original issue price by the conversion price. At March 31, 2020, the conversion price was $2.7233 for Series A preferred stock, $7.4860 for Series B preferred stock, and $14.7736 for Series C preferred stock.

Voting – Each holder of Series A, Series B, and Series C preferred stock has the same voting rights as the holders of common stock, and the holders of common stock and preferred stock will vote together as a single class, except in each case as set forth in the Company’s certificate of incorporation. Each holder of common stock is entitled to one vote for each share of common stock held and each holder of preferred stock has voting rights equal to the number of shares of common stock into which the holder’s preferred stock is convertible at the record date.

Stock option plan – As of March 31, 2021 there were 5,166,276 shares of common stock reserved under the Company’s 2010 Stock Incentive Plan and 2020 Equity Incentive Plan, each as amended (together, the “Stock Plan”). Under the Stock Plan, options must be issued at prices no less than the estimated fair value of the stock on the date of grant and are exercisable for a period not exceeding 10 years from the date of grant. Options granted to employees under the Stock Plan generally vest 25% one year from the vesting commencement date and 1/36th per month thereafter, although certain arrangements call for vesting over other periods. Options granted to nonemployees under the Stock Plan vest over periods determined by the Company’s Board of Directors (generally immediate to four years).

The following tables summarize the activity under the Stock Plan:

	Outstanding Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
Balance at December 31, 2020	3,885,113	$0.40	8.30
Granted	—	—
Exercised	(55,762)	0.98
Forfeited / canceled	—	—

Balance as of March 31, 2021	3,829,351	$0.40	8.06

Vested and expected to vest at March 31, 2021	3,438,992

During the quarter ended March 31, 2021, the Company did not grant any stock options.

As of March 31, 2021 and December 31, 2020, there were 1,199,029 options available for grant under the Stock Plan. As of March 31, 2021 and December 31, 2020 there were 1,083,619 and 1,016,289 exercisable options, respectively. The aggregate intrinsic value of options vested and expected to vest at March 31, 2021 is $57,670,897.

The Company issued 1,380,000 of performance and market based stock options during 2020. During the quarter ended March 31, 2021, the Company modified the vesting schedule of 250,000 of these performance and market based stock options such that vesting would commence upon signing of a business combination agreement or similar agreement in connection with a business combination of the Company with a special purpose acquisition company pursuant to which all or substantially all of the outstanding shares of capital stock of the Company and all or substantially all other securities of the Company issuable or convertible into such capital stock are converted into cash and/or shares of such Special Purpose Acquisition Company. The Company entered into the Merger Agreement on February 16, 2021 resulting in the commencement of expense recognition related to these 250,000 options. For the remaining 1,130,000 performance and market based stock options, no expense has been recorded as the performance event was deemed not probable of being achieved.

During the three months ended March 31, 2021 and 2020, stock compensation expense of $474,860 and $4,848, respectively, was recognized in general and administrative expenses on the unaudited consolidated statements of operations and comprehensive income and loss. During the three months ended March 31, 2021 and 2020 stock compensation expense of $152,121 and $4,178, respectively, was recognized in research and development expenses on the unaudited consolidated statements of operations and comprehensive income and loss. Total remaining compensation expense to be recognized under the Stock Plan is $9,267,930 as of March 31, 2021 and will be amortized on a straight-line basis over the remaining vesting periods of approximately four years.

NOTE 13 – REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT

The Company is authorized to issue two classes of stock, which are designated as common and preferred stock. There are three types of redeemable convertible preferred stock – Series A, Series B, and Series C.

Common stock – As of December 31, 2020 and 2019, the Company has reserved shares of common stock for future issuances as follows:

	2020	2019
Series A preferred stock	13,204,284	13,204,284
Series B preferred stock	6,275,704	6,275,704
Series C preferred stock	1,590,675	1,590,675
Series A preferred stock warrants	2,257,053	2,257,053
Series B preferred stock warrants	367,339	367,339
Options outstanding	3,885,113	1,041,855

	27,580,168	24,736,910

Dividends – Holders of Series A, Series B, and Series C preferred stock are entitled to receive cumulative dividends prior and in preference to any declaration or payment of any dividend on the common stock at the rate of $0.2179, $0.5989, and $1.1819 per share per annum on each outstanding share of Series A, Series B, and Series C preferred stock, respectively. At December 31, 2020, the cumulative dividends for Series A, Series B, and Series C preferred stock were approximately $20,512,000, $15,381,000, and $4,538,000, respectively. At December 31, 2019, the cumulative dividends for Series A, Series B, and Series C preferred stock were approximately $17,636,000, $11,612,000, and $2,653,000, respectively.

After payment of the full amount of any dividends to holders of Series A, Series B, and Series C preferred stock, any additional dividends are distributed among all holders of common stock and Series A, Series B, Series C preferred stock in proportion to the number of shares of common stock that would be held by each such holder if all shares of such series of Series A, Series B, and Series C preferred stock were converted to common stock at the then effective conversion rate for such series of preferred stock.

Liquidation rights – Holders of Series A, Series B, and Series C preferred stock are entitled to a liquidation preference for each share of stock held by them, of one times the original issue price of $2.7233, $7.4860, and $14.7736 per share, respectively, plus unpaid cumulative dividends thereon. Holders of Series A, Series B, and Series C preferred stock will share distributions ratably in proportion to their full preferential amount.

After the payment to the holders of Series A, Series B, and Series C preferred stock of the full amounts specified, the entire remaining assets of the Company legally available for distribution are distributed to the holders of the common stock.

Conversion rights – Each share of Series A, Series B, and Series C preferred stock is convertible, at the option of the holder, at any time into such number of fully paid and nonassessable shares of common stock as is determined by dividing the original issue price by the conversion price. At December 31, 2020, the conversion price was $2.7233 for Series A preferred stock, $7.4860 for Series B preferred stock, and $14.7736 for Series C preferred stock.

Voting –Each holder of Series A, Series B, and Series C preferred stock has the same voting rights as the holders of common stock, and the holders of common stock and preferred stock will vote together as a single class, except in each case as set forth in the Company’s certificate of incorporation. Each holder of common stock is entitled to one vote for each share of common stock held and each holder of preferred stock has voting rights equal to the number of shares of common stock into which the holder’s preferred stock is convertible at the record date.

Stock option plan – As of December 31, 2020 there were 5,166,276 shares of common stock reserved under the Company’s 2010 Stock Incentive Plan and 2020 Equity Incentive Plan, each as amended (together, the “Stock Plan”). Under the Stock Plan, options must be issued at prices no less than the estimated fair value of the stock on the date of grant and are exercisable for a period not exceeding 10 years from the date of grant. Options granted to employees under the Stock Plan generally vest 25% one year from the vesting commencement date and 1/36th per month thereafter, although certain arrangements call for vesting over other periods. Options granted to nonemployees under the Stock Plan vest over periods determined by the Company’s Board of Directors (generally immediate to four years).

The following tables summarize the activity under the Stock Plan for 2020 and 2019:

	Outstanding Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)

Balance at January 1, 2019	1,049,353	$0.70	4.36
Granted	365,000	$2.56
Exercised	(1,200)	$2.26
Forfeited / canceled	(371,298)	$2.32

Balance at December 31, 2019	1,041,855	$0.77	3.89
Granted	2,974,895	$0.30
Exercised	(1,376)	$0.78
Forfeited / canceled	(130,261)	$0.90

Balance as of December 31, 2020	3,885,113	$0.40	8.30

Vested and expected to vest at December 31, 2020	3,472,989

A summary of key assumptions for determining the fair value of stock option grants at December 31, 2020 and 2019 include:

	2020	2019
Expected life (years)	6.25	6.08
Risk-free interest rate	0.38% - 0.72%	1.53% - 2.36%
Expected volatility	71.9% - 77.0%	86.6% - 90.3%
Dividend yield	0%	0%

As of December 31, 2020 and 2019, there were 1,199,029 and 1,050,813 options, respectively, available for grant under the Stock Plan. As of December 31, 2020 and 2019, there were 1,016,289 and 1,019,305 exercisable options, respectively. The aggregate intrinsic value of options vested and expected to vest at December 31, 2020 is $16,067,662. The weighted-average grant date fair value per share for stock options granted during the year ended December 31, 2020 and 2019 was $7.24 and $0.43, respectively. The total fair value of options granted was $11,547,389 and $156,087 in 2020 and 2019, respectively. The Company issued 1,380,000 of performance and market based stock options during 2020. No expense has been recorded for these options as the performance event was deemed not probable of being achieved.

During 2020 and 2019 stock compensation expense of $1,493,035 and $27,306, respectively, was recognized in general and administrative expenses on the consolidated statements of operations and comprehensive income and loss. During 2020 and 2019 stock compensation expense of $137,214 and $16,459, respectively, was recognized in research and development expenses on the consolidated statements of operations and comprehensive income and loss. Total remaining compensation expense to be recognized under the Stock Plan is $8,345,850 as of December 31, 2020, and will be amortized on a straight-line basis over the remaining vesting periods of approximately four years.